New accounting pronouncements not yet adopted by the Company	12 Months Ended
Mar. 31, 2019
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New accounting pronouncements not yet adopted by the Company

3. New accounting pronouncements not yet adopted by the Company

Certain new standards, interpretations and amendments to existing standards have been published that are mandatory for the Company’s accounting periods beginning on or after April 1, 2019 or later periods. Those which are considered to be relevant to the Company’s operations are set out below.

i.	In January 2016, the IASB issued IFRS 16 “Leases” (“IFRS 16”). Key changes in IFRS 16 include:

•	eliminates the requirement to classify a lease as either operating or finance lease in the books of lessee;

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introduces a single lessee accounting model, which requires lessee to recognize assets and liabilities for all leases, initially measured at the present value of unavoidable future lease payment. Entity may elect not to apply this accounting requirement to short term leases and leases for which underlying asset is of low value;

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replaces the straight-line operating lease expense model with a depreciation charge for the lease asset (included within operating costs) and an interest expense on the lease liability (included within finance costs);

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requires lessee to classify cash payments for principal and interest portion of lease arrangement within financing activities and financing/operating activities respectively in the cash flow statements; and

•	requires entities to determine whether a contract conveys the right to control the use of an identified asset for a period of time to assess whether that contract is, or contains, a lease.

IFRS 16 replaces IAS 17 – “Leases” and related interpretations viz. IFRIC 4 – “Determining whether an Arrangement contains a Lease”; SIC-15 “Operating Leases—Incentives”; and SIC-27 “Evaluating the Substance of Transactions Involving the Legal Form of a Lease.”

IFRS 16 substantially carries forward lessor accounting requirements in IAS 17 “Leases.” Disclosures, however, have been enhanced.

IFRS 16 is effective for annual reporting periods beginning on or after January 1, 2019. Early application is permitted for entities that apply IFRS 15 at or before the date of initial application of IFRS 16. A lessee shall apply IFRS 16 either retrospectively to each prior reporting period presented or record a cumulative effect of initial application of IFRS 16 as an adjustment to opening balance of equity at the date of initial application.

The Company intends to adopt the “Modified Retrospective Approach” on the date of initial application (April 1, 2019) and make a cumulative adjustment to retained earnings. Accordingly, comparatives for the year ended March 31, 2019 will not be retrospectively adjusted. The Company will elect the available practical expedients which allows the Company not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company will also elect the practical expedient to not separate lease and non-lease components for all of its leases, non-capitalization of short-term leases and low value assets.

The Company expects that adoption of this standard will have a material effect on its consolidated financial statements. The most significant effects of this new standard on the Company relate to the recognition of new Right of Use (“ROU”) assets and lease liabilities on its financial position for various real estate operating leases. The adoption of IFRS 16 is expected to have a favourable impact on operating profit in fiscal 2020, since a portion of the costs that were previously classified as rental expenses will be classified as interest expense and thus recorded outside operating profit and an unfavourable impact on profit after tax due to interest accruing at a higher rate in earlier years and decreasing over the lease term, while depreciation is recorded on a straight-line basis. The new standard also has an impact on how lease payments are presented in the cash flow statement resulting in an increase in cash flows from operating activities and a decline in cash flows from financing activities.

The adoption of this standard will result in the recognition of ROU assets and lease liabilities for operating leases of approximately $176,000 and $191,000, respectively as of April 1, 2019.

ii.	In June 2017, the IFRIC issued IFRIC 23 “Uncertainty over Income Tax Treatments” (“IFRIC 23”) to clarify the accounting for uncertainties in income taxes, by specifically addressing the following:

•	the determination of whether to consider each uncertain tax treatment separately or together with one or more uncertain tax treatments;

•	the assumptions an entity makes about the examination of tax treatments by taxations authorities;

•	the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates where there is an uncertainty regarding the treatment of an item; and

•	the reassessment of judgements and estimates if facts and circumstances change.

IFRIC 23 is effective for annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted.

On initial application, the requirements are to be applied by recognizing the cumulative effect of initially applying them in retained earnings, or in other appropriate components of equity, at the start of the reporting period in which an entity first applies them, without adjusting comparative information. Full retrospective application is permitted, if an entity can do so without using hindsight.

The Company expects the adoption of this standard will have no material impact on its consolidated financial statements.

iii.	In February 2018, the IASB issued amendments to IAS 19 “Employee Benefits” regarding plan amendments, curtailments and settlements. The amendments are as follows:

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If a plan amendment, curtailment or settlement occurs, it is now mandatory that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions used for the remeasurement;

•	In addition, amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding asset ceiling.

The above amendments are effective for annual periods beginning on or after January 1, 2019. Earlier application is permitted but must be disclosed.

The Company expects the adoption of these amendments will have no material impact on its consolidated financial statements.

iv.	In October 2018, the IASB issued amendments to IFRS 3 “Business Combinations” regarding the definition of a “Business.” The amendments:

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clarify that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs;

•	narrow the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs;

•	add guidance and illustrative examples to help entities assess whether a substantive process has been acquired;

•	remove the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs; and

•	add an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The above amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020.

The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

v.

In October 2018, the IASB issued amendments to IAS 1 “Presentation of Financial Statements” (“IAS 1”) and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” (“IAS 8”) which revised the definition of “Material.” Three aspects of the new definition should especially be noted, as described below:

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Obscuring. The existing definition only focused on omitting or misstating information, however, the Board concluded that obscuring material information with information that can be omitted can have a similar effect. Although the term obscuring is new in the definition, it was already part of IAS 1 (IAS 1.30A);

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Could reasonably be expected to influence. The existing definition referred to “could influence” which the Board felt might be understood as requiring too much information as almost anything “could influence” the decisions of some users even if the possibility is remote;

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Primary users. The existing definition referred only to ‘users’ which again the Board feared might be understood too broadly as requiring them to consider all possible users of financial statements when deciding what information to disclose.

The amendments highlight five ways in which material information can be obscured:

•	if the language regarding a material item, transaction or other event is vague or unclear;

•	if information regarding a material item, transaction or other event is scattered in different places in the financial statements;

•	if dissimilar items, transactions or other events are inappropriately aggregated;

•	if similar items, transactions or other events are inappropriately disaggregated; and

•	if material information is hidden by immaterial information to the extent that it becomes unclear what information is material.

The new definition of material and the accompanying explanatory paragraphs are contained in IAS 1. The definition of material in IAS 8 has been replaced with a reference to IAS 1.

The amendments are effective for annual reporting periods beginning on or after January 1, 2020. Earlier application is permitted.

The Company is currently evaluating the impact of these amendments on its consolidated financial statements.